Income Tax Benefit/Expense	12 Months Ended
Dec. 31, 2025
Income Tax Benefit/Expense [Abstract]
INCOME TAX BENEFIT/EXPENSE
30	INCOME TAX BENEFIT/EXPENSE

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Current income tax expense	-	40,902	647,318
Deferred tax	-	75,978	(4,085)
Over provision in prior year	(135,031)	(8,464)	(5,126)
Income tax (benefit)/expense	(135,031)	108,416	638,107

The tax on the Company’s profit before income tax differs from the theoretical amount that would arise using the Malaysia’s standard rate of income tax as follows

	December 31, 2023	December 31, 2024	December 31, 2025
	US$	US$	US$

Profit /(Loss) before income tax	7,102,486	7,685,243	(29,621,520)

Tax calculated at tax rate of 24%	1,704,597	1,844,458	(7,109,165)
Effects of:
- Non-taxable income	(2,975,662)	(2,837,492)	5,436,286
- Unutilised tax losses forfeited	-	-	-
- Unabsorbed tax losses	1,164,987	392,552	736,095
- Expenses not deductible for tax purposes	106,078	641,384	1,584,102
	-	40,902	647,318
Deferred tax	-	75,978	(4,085)
Over provision in prior year	(135,031)	(8,464)	(5,126)
	(135,031)	108,416	638,107

As at December 31, 2025, the Company had unutilised tax losses carried forward of US$1.4 million (2024: US$1.6 million) for which no deferred tax asset has been recognised. These losses relate to subsidiaries that have been loss-making for several years, and no convincing evidence is currently available that taxable profit will be available against which the tax losses can be utilised.

The tax losses can be carried forward for 7 years, as applicable under Malaysia law. The potential deferred tax asset not recognised amounts to US$341.0 thousand (2024: US$392.6 thousand), calculated at the applicable tax rate of 24%.

Management will continue to review the future profitability of the entities concerned to assess whether the recognition criteria for deferred tax assets are met.